FINANCING RECEIVABLES, NET - Additional Information (Details)	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses as a percentage of gross finance receivables (net of unearned income)	15.61%	2.98%
Delinquency rate (as a percent)	24.20%	4.89%
Property transaction related business
Financing Receivable, Allowance for Credit Loss [Line Items]
Average credit loss rate (as a percent)	17.31%
Non-property transaction related business
Financing Receivable, Allowance for Credit Loss [Line Items]
Average credit loss rate (as a percent)	7.88%